Emerald Banking and Finance Fund
EMERALD BANKING AND FINANCE FUND (THE “FUND”)
INVESTMENT OBJECTIVE
The Fund seeks long term growth through capital appreciation.
Income is a secondary objective.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, in the section “BUYING, EXCHANGING AND REDEEMING SHARES” at page 27 of the prospectus and the section “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 37 of the Fund’s statement of additional information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Emerald Banking and Finance Fund	Class A Shares	Class C Shares	Institutional Class Shares	Investor Class Shares
Maximum sales charge (load) on purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Emerald Banking and Finance Fund		Class A Shares	Class C Shares	Institutional Class Shares	Investor Class Shares
Management Fees		0.92%	0.92%	0.92%	0.92%
Distribution and Service (12b-1) Fees		0.35%	0.75%	none	0.25%
Other Fund Expenses		0.14%	0.14%	0.14%	0.14%
Shareholder Service Plan		none	0.25%	0.05%	0.15%
Other Expenses		0.14%	0.39%	0.19%	0.29%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.42%	2.07%	1.12%	1.47%
Fee Waiver and Expense Reimbursement	[2]	none	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.42%	2.07%	1.12%	1.47%
[1]	Total Annual Fund Operating Expenses have been restated to reflect current fees.
[2]	Emerald Mutual Fund Advisers Trust ("Emerald" or the "Adviser") has agreed contractually to waive a portion of its fees and reimburse other expenses until in amounts necessary to limit the Fund's operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expense) for Class A, Class C, Institutional Class, and Investor Class shares to an annual rate (as percentage of the Fund's average daily net assets) of 1.84%, 2.49%, 1.54% and 1.89% respectively. This agreement (the "Expense Agreement") is in effect through August 31, 2019. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund's expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expense more than three years after the date on which the fees and expenses were deferred. The Adviser may not discontinue this waiver, prior to August 31, 2019, without the approval by the Fund's Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2019. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Emerald Banking and Finance Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A Shares	613	903	1,214	2,094
Class C Shares	310	649	1,113	2,397
Institutional Class Shares	114	355	615	1,359
Investor Class Shares	150	464	802	1,754

You would pay the following expenses if you did not redeem your Shares:
Expense Example, No Redemption - Emerald Banking and Finance Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A Shares	613	903	1,214	2,094
Class C Shares	210	649	1,113	2,397
Institutional Class Shares	114	355	615	1,359
Investor Class Shares	150	464	802	1,754

The Example does not reflect sales charges (loads) on dividends reinvested and other distributions. If these sales charges (loads) were included, your costs would be higher. Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in “Appendix A –Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus based on information provided by the financial intermediary.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover was 62% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Emerald Banking and Finance Fund has adopted an investment policy that it will, under normal conditions, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in stocks (both common and preferred) of companies principally engaged in the banking or financial services industries. This requirement is applied at the time the Fund invests its assets. The Emerald Banking and Finance Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval.

The Fund will usually emphasize small or medium market capitalization companies: those with a market capitalization of less than $1.5 billion. In addition, the Fund will invest not less than 25% of its net assets in securities of companies principally engaged in the banking industry and not less than 25% of its net assets in securities of companies principally engaged in the financial services industry. A company is defined as “principally engaged” in the banking or financial services industries if: (a) a majority of the revenues or earnings were derived from the creation or sale of banking or financial services products; or (b) a majority of the assets were devoted to such activities, based on the company’s most recent fiscal year.

Companies in the banking industry are defined to include U.S. commercial and industrial banking and savings institutions and their parent holding companies. Companies in the financial services industry are defined to include commercial and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, real estate investment trusts, insurance and insurance holding companies, and leasing companies.

Emerald Mutual Fund Advisers Trust (“Emerald” or the “Adviser”) utilizes a growth approach to choosing securities based upon fundamental research which attempts to identify companies whose earnings growth rate exceeds that of their peer group, exhibit a competitive advantage in niche markets, or do not receive significant coverage from other institutional investors.

PRINCIPAL RISKS OF THE FUND

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Concentration in Banking- and Financial Services-Related Investments: The banking and financial services industries are comparatively narrow segments of the economy. The Fund concentrates its investments in such issuers to the extent permitted by applicable regulatory guidance. Entities in these industries may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations. In addition, entities in these industries are particularly vulnerable to certain factors affecting the industries as a whole, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. There is a risk that those issuers (or the sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Growth Stocks: Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. The market prices of companies believed to have good prospects for revenues and earnings growth tend to reflect those expectations. When it appears those expectations will not be met, the prices of these securities typically fall. In addition, if the market does not come to share the Adviser’s assessment of an investment’s long-term growth, the Fund may underperform other mutual funds or stock indexes.

Liquidity Risk: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity if its credit rating falls, it experiences sudden unexpected cash outflows, or some other event causes counterparties to avoid trading with or lending to the institution. A firm is also exposed to liquidity risk if markets on which it depends are subject to loss of liquidity. Derivative based securities and privately issued mortgage-related securities and other asset-backed securities, which do not have a government or government-sponsored guarantee, that are subject to substantial market and credit risk may have greater liquidity risk. Less liquid securities may trade infrequently, trade at a smaller volume, and be quite volatile. This means that they may be harder to purchase or sell at a fair price or quickly enough to prevent or minimize loss.

Real Estate Securities and REITs: Real estate investment trusts or “REITs” are issuers that invest in interests in real estate, including mortgages. Investing in REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants. REITs may not be diversified and are subject to heavy cash flow dependency and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Code, and failing to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).REITs may have limited financial resources, trade less frequently and in a limited volume, and be subject to more abrupt or erratic price movements than more widely held securities.

Restricted, Illiquid and Convertible Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized non-U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. If a security is illiquid, the Fund may not be able to sell the security at a time and/or price at which the Adviser might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity.

Securities Issued By Other Investment Companies: The Fund may invest in shares of other investment companies, including, but not limited to, other mutual funds, money market funds, ETFs, HOLDRs, unit investment trusts, and closed-end funds, to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in another investment company exposes the Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Managed Portfolio Risk: The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Sector Risk: Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Please see “What are the Principal and Non-Principal Risks of Investing in Each Fund?” for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The performance shown for Class A and Class C shares for periods prior to March 16, 2012 reflects the performance of the Forward Banking and Finance Fund’s Class A and C shares, as a result of a prior reorganization of the Forward Banking and Finance Fund’s Class A and C shares into the Fund’s Class A and Class C shares, without the effect of any fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.emeraldmutualfunds.com or by calling 1-855-828-9909.

Calendar Year Annual Returns — Class A

Best Quarter — December 31, 2016	27.59%
Worst Quarter — March 31, 2009	-19.75%
The Fund’s Class A share year-to-date return as of June 30, 2018 was 5.99%.
Average Annual Total Returns (for the periods ended December 31, 2017)
Average Annual Total Returns - Emerald Banking and Finance Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares		7.22%	19.38%	8.56%	9.55%	Feb. 18, 1997
Class A Shares | After Taxes on Distributions	[1]	6.54%	19.23%	8.49%	9.08%	Feb. 18, 1997
Class A Shares | After Taxes on Distributions and Sales		4.68%	15.84%	7.02%	8.16%	Feb. 18, 1997
Class A Shares | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)		14.65%	14.12%	8.71%	8.48%	Feb. 18, 1997
Class A Shares | Russell 2000 Financial Services (reflects no deductions for fees, expenses or taxes)		5.70%	14.79%	7.80%	8.96%	Feb. 18, 1997
Class C Shares	[2]	10.82%	19.77%	8.39%	10.10%	Jul. 01, 2000
Class C Shares | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	[2]	14.65%	14.12%	8.71%	7.85%	Jul. 01, 2000
Class C Shares | Russell 2000 Financial Services (reflects no deductions for fees, expenses or taxes)	[2]	5.70%	14.79%	7.80%	9.99%	Jul. 01, 2000
Institutional Class Shares		12.93%	20.92%		19.62%	Mar. 19, 2012
Institutional Class Shares | Russell 2000 Index (reflects no deductions for fees, expenses, or taxes)		14.65%	14.12%		12.60%	Mar. 19, 2012
Institutional Class Shares | Russell 2000 Financial Services (reflects no deductions for fees, expenses or taxes)		5.70%	14.79%		14.25%	Mar. 19, 2012
Investor Class Shares	[2]	12.57%	20.53%		15.18%	Mar. 16, 2010
Investor Class Shares | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	[2]	14.65%	14.12%		12.55%	Mar. 16, 2010
Investor Class Shares | Russell 2000 Financial Services (reflects no deductions for fees, expenses or taxes)	[2]	5.70%	14.79%		12.87%	Mar. 16, 2010
[1]	After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts (i.e., retirement plans or Individual Retirement Accounts).
[2]	After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class C, Institutional Class and Investor Class shares will vary from those shown for Class A shares due to varying expenses among the classes. The returns do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when they buy or sell shares of the Fund.